Restatement of Previously Issued Financial Statements (Details) - Schedule of statement of cash flows - USD ($)	4 Months Ended	7 Months Ended	10 Months Ended
	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
As Previously Reported [Member]
Cash flows from Operating Activities:
Net (loss)/gain	$ (2,062)	$ (190,427)	$ (408,237)
Change in fair value of warrants
Expenses allocated to operations from offering costs related to derivative warrant liability
Non-cash investing and financing activities:
Initial classification of common stock subject to possible redemption	333,288,890	333,288,890	333,288,890
Change in value of common stock subject to possible redemption		(188,360)	(406,170)
Adjustment of common stock par value
Adjustments [Member]
Cash flows from Operating Activities:
Net (loss)/gain	(1,618,041)	(780,769)	(38,860,942)
Change in fair value of warrants		229,417	38,309,590
Expenses allocated to operations from offering costs related to derivative warrant liability	1,618,041	551,352	1,618,041
Non-cash investing and financing activities:
Initial classification of common stock subject to possible redemption	(28,883,589)	(28,046,317)	(66,126,490)
Change in value of common stock subject to possible redemption		(460,552)	38,704,153
Adjustment of common stock par value	289	289
As Restated [Member]
Cash flows from Operating Activities:
Net (loss)/gain	(1,620,103)	(971,196)	(39,269,179)
Change in fair value of warrants		229,417	38,309,590
Expenses allocated to operations from offering costs related to derivative warrant liability	1,618,041	551,352	1,618,041
Non-cash investing and financing activities:
Initial classification of common stock subject to possible redemption	304,405,301	305,242,573	267,162,400
Change in value of common stock subject to possible redemption		(648,912)	$ 38,397,983
Adjustment of common stock par value	$ 289	$ 289